PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 5 - PROPERTY AND EQUIPMENT, NET:

Property, plant and equipment, net consisted of the following:

	December 31,
	2020	2019
	USD in thousands
Cost:
Machinery and laboratory equipment	285	87
Leasehold improvements, office furniture and equipment	36	25
Computers and computer software	87	20
	408	132
Less: accumulated deprecation	(139)	(73)
Total property and equipment, net	269	59

Depreciation expenses were USD 66 thousand, USD 6 thousand and USD 5 thousand in the years ended December 31, 2020, 2019 and 2018, respectively.